UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

Schedule of Investments July 31, 2018 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (97.8%)
Aerospace & Defense (0.8%)
Moog, Cl A	20,700	$1,552
Triumph Group	32,600	680
Vectrus*	34,566	1,086

		3,318

Agricultural Products (0.3%)
Fresh Del Monte Produce	30,400	1,104

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings*	25,000	1,676
Park-Ohio Holdings	22,300	835

		2,511

Aircraft (1.5%)
Alaska Air Group	5,200	326
Hawaiian Holdings	77,200	3,096
SkyWest	40,700	2,438

		5,860

Alternative Carriers (0.2%)
magicJack VocalTec*	100,200	852

Apparel Retail (1.5%)
American Eagle Outfitters	41,500	1,045
Children’s Place	11,400	1,401
Express*	119,200	1,148
Shoe Carnival	80,309	2,519

		6,113

Apparel/Textiles (0.0%)
Vera Bradley*	3,180	42

Asset Management & Custody Banks (3.2%)
BlackRock Capital Investment	143,700	867
BrightSphere Investment Group	119,700	1,706
Federated Investors, Cl B	74,100	1,793
Hercules Capital	46,200	624
Legg Mason	80,200	2,737
Medallion Financial*	38,816	201
New Mountain Finance	112,800	1,608
Oaktree Specialty Lending	161,900	795
PennantPark Investment	237,700	1,799
Prospect Capital	135,290	947

		13,077

Automotive (3.4%)
American Axle & Manufacturing Holdings*	80,200	1,341
Cooper Tire & Rubber	22,700	648
Cooper-Standard Holdings*	18,000	2,426
Dana	122,300	2,611

LSV Small Cap Value Fund

	Shares	Value (000)
Automotive (continued)
LCI Industries	13,700	$1,260
Modine Manufacturing*	101,800	1,777
Stoneridge*	61,100	2,077
Tower International	51,800	1,673

		13,813

Automotive Retail (1.4%)
Group 1 Automotive	19,400	1,358
Murphy USA*	20,400	1,617
Penske Automotive Group	37,170	1,940
Sonic Automotive, Cl A	43,954	894

		5,809

Banks (18.6%)
Associated Banc-Corp	99,100	2,676
Banco Latinoamericano de Comercio Exterior, Cl E	41,600	989
BankUnited	109,800	4,267
Berkshire Hills Bancorp	79,739	3,237
Camden National	58,300	2,688
Cathay General Bancorp	57,100	2,375
Central Pacific Financial	50,876	1,402
Citizens & Northern	18,060	489
Community Trust Bancorp	5,300	259
Dime Community Bancshares	100,521	1,729
Federal Agricultural Mortgage, Cl C	18,700	1,763
Fidelity Southern	74,700	1,788
Financial Institutions	47,033	1,491
First Busey	17,700	561
First Commonwealth Financial	193,500	3,264
First Defiance Financial	43,000	1,383
First Interstate BancSystem, Cl A	43,500	1,877
Flagstar Bancorp*	40,000	1,362
Flushing Financial	24,600	617
FNB	243,500	3,124
Fulton Financial	158,700	2,754
Great Southern Bancorp	24,200	1,429
Hancock Whitney	25,100	1,261
Hanmi Financial	81,600	2,044
Hope Bancorp	210,211	3,527
Horizon Bancorp	42,975	903
IBERIABANK	20,100	1,670
Lakeland Bancorp	31,100	603
OFG Bancorp	113,400	1,888
Old National Bancorp	114,700	2,231
Peoples Bancorp	48,605	1,761
Popular	44,100	2,189
Republic Bancorp, Cl A	5,330	255
S&T Bancorp	41,000	1,835
TCF Financial	180,300	4,527
TriCo Bancshares	32,000	1,242

Schedule of Investments July 31, 2018 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Banks (continued)
United Financial Bancorp	111,700	$1,956
Walker & Dunlop	28,800	1,707
Washington Federal	92,100	3,090
WesBanco	17,000	831

		75,044

Broadcasting, Newspapers & Advertising (0.8%)
AMC Networks, Cl A*	42,400	2,557
Entercom Communications, Cl A	99,500	751

		3,308

Building & Construction (1.5%)
Beazer Homes USA*	85,000	1,089
Builders FirstSource*	65,500	1,174
KB Home	59,200	1,406
MDC Holdings	62,800	1,824
Meritage Homes*	16,700	721

		6,214

Business Services (0.3%)
Avis Budget Group*	31,000	1,080

Chemicals (0.7%)
A Schulman	1,395	60
Kraton*	28,846	1,387
Stepan	15,000	1,314

		2,761

Commercial Printing (1.3%)
Deluxe	31,900	1,880
Ennis	82,239	1,789
LSC Communications	1,111	16
Quad	72,100	1,482
RR Donnelley & Sons	20,300	120

		5,287

Commercial Services (1.5%)
Convergys	102,500	2,522
CSG Systems International	29,800	1,212
Sykes Enterprises*	84,300	2,500

		6,234

Commodity Chemicals (1.9%)
Cabot	27,900	1,844
Kronos Worldwide	102,500	2,331
Trinseo	48,700	3,638

		7,813

Computers & Services (0.3%)
DHI Group*	72,600	153
Super Micro Computer*	39,200	866

		1,019

LSV Small Cap Value Fund

	Shares	Value (000)
Diversified REIT’s (0.7%)
Lexington Realty Trust	119,687	$1,052
Select Income	80,800	1,685

		2,737

Electrical Components & Equipment (0.8%)
Regal Beloit	38,700	3,326

Electrical Services (2.0%)
Avista	3,600	182
Hawaiian Electric Industries	40,400	1,421
NorthWestern	52,323	3,104
Portland General Electric	52,800	2,395
Unitil	17,700	901

		8,003

Financial Services (1.0%)
Navient	105,800	1,398
Nelnet, Cl A	23,500	1,381
Regional Management*	32,800	1,088

		3,867

Food Distributors (0.3%)
SpartanNash	57,800	1,385

Food, Beverage & Tobacco (1.3%)
Sanderson Farms	25,100	2,531
Seneca Foods, Cl A*	15,200	409
SUPERVALU*	13,585	439
Universal	24,872	1,719

		5,098

Footwear (0.2%)
Deckers Outdoor*	8,500	959

Forest Products (0.3%)
Boise Cascade	29,200	1,263

General Merchandise Stores (0.3%)
Big Lots	31,900	1,385

Health Care Distributors (0.7%)
Owens & Minor	45,400	857
Patterson	73,600	1,804

		2,661

Health Care Equipment (0.5%)
Integer Holdings*	26,800	1,915

Health Care Facilities (1.1%)
Encompass Health	22,000	1,664
LifePoint Hospitals*	42,100	2,728

		4,392

Schedule of Investments July 31, 2018 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Health Care REIT’s (0.7%)
New Senior Investment Group	199,700	$1,414
Sabra Health Care	73,500	1,588

		3,002

Health Care Supplies (0.1%)
Lantheus Holdings*	16,900	244

Homefurnishing Retail (0.6%)
Aaron’s	34,600	1,499
Haverty Furniture	37,700	746

		2,245

Hotel & Resort REIT’s (2.0%)
Braemar Hotels & Resorts	152,858	1,747
DiamondRock Hospitality	168,200	2,005
RLJ Lodging Trust	98,500	2,225
Xenia Hotels & Resorts	86,000	2,098

		8,075

Hotels & Lodging (0.5%)
Marcus	52,400	2,020

Household Products, Furniture & Fixtures (0.5%)
Ethan Allen Interiors	27,226	613
Tempur Sealy International*	28,200	1,378

		1,991

Human Resource & Employment Services (1.1%)
Kelly Services, Cl A	64,600	1,569
Kforce	72,300	2,733

		4,302

Insurance (5.0%)
American Equity Investment Life Holding	83,300	2,976
American National Insurance	19,600	2,528
AmTrust Financial Services	59,500	861
Axis Capital Holdings	25,700	1,454
CNO Financial Group	213,500	4,345
Hanover Insurance Group	11,500	1,442
HCI Group	40,939	1,752
Heritage Insurance Holdings	87,000	1,494
Magellan Health*	2,545	185
MGIC Investment*	141,400	1,765
Universal Insurance Holdings	30,200	1,341

		20,143

Leasing & Renting (0.9%)
Aircastle	74,900	1,553
GATX	26,700	2,198

		3,751

LSV Small Cap Value Fund

	Shares	Value (000)
Leisure Facilities (0.3%)
RCI Hospitality Holdings	39,159	$1,270

Machinery (3.0%)
American Railcar Industries	23,300	1,062
Briggs & Stratton	46,300	819
Global Brass & Copper Holdings	45,600	1,502
Greenbrier	39,500	2,238
Hurco	18,800	833
Hyster-Yale Materials Handling	18,100	1,190
Meritor*	74,800	1,541
Oshkosh	14,600	1,099
Timken	19,100	941
Wabash National	54,100	1,071

		12,296

Metal & Glass Containers (0.5%)
Owens-Illinois*	114,000	2,130

Mortgage REIT’s (3.6%)
AG Mortgage Investment Trust	57,200	1,117
Apollo Commercial Real Estate Finance	66,900	1,277
Dynex Capital	204,988	1,363
Granite Point Mortgage Trust	16,110	306
Ladder Capital, Cl A	75,200	1,203
MFA Financial	182,900	1,472
MTGE Investment	92,000	1,845
New York Mortgage Trust	260,600	1,618
PennyMac Mortgage Investment Trust	59,100	1,140
Redwood Trust	62,500	1,051
Two Harbors Investment	94,100	1,459
Western Asset Mortgage Capital	78,800	872

		14,723

Office Equipment (1.7%)
ACCO Brands	126,500	1,619
Herman Miller	67,400	2,551
Pitney Bowes	116,600	1,018
Steelcase, Cl A	118,600	1,631

		6,819

Office REIT’s (1.0%)
City Office	49,775	635
Franklin Street Properties	150,600	1,327
Kite Realty Group Trust	118,744	2,003

		3,965

Oil & Gas Equipment & Services (1.1%)
Matrix Service*	43,300	864
McDermott International*	105,999	1,909

Schedule of Investments July 31, 2018 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Oil & Gas Equipment & Services (continued)
US Silica Holdings	58,900	$1,588

		4,361

Oil & Gas Storage & Transportation (0.0%)
DHT Holdings	15,500	66

Paper & Paper Products (1.2%)
Clearwater Paper*	16,000	362
Domtar	47,200	2,276
PH Glatfelter	61,000	998
Resolute Forest Products*	106,765	1,084

		4,720

Petroleum & Fuel Products (5.4%)
Carrizo Oil & Gas*	125,800	3,545
Denbury Resources*	480,000	2,165
Gulfport Energy*	208,900	2,404
Laredo Petroleum*	245,500	2,288
Par Pacific Holdings*	53,727	941
PBF Energy, Cl A	98,000	4,577
Renewable Energy Group*	136,000	2,319
SRC Energy*	178,280	2,018
Unit*	19,300	480
VAALCO Energy*	50,400	153
World Fuel Services	40,200	1,119

		22,009

Pharmaceuticals (0.9%)
ANI Pharmaceuticals*	31,161	2,086
Innoviva*	73,235	1,036
Lannett*	55,200	704

		3,826

Printing & Publishing (0.1%)
CSS Industries	22,100	352

Real Estate Investment Trusts (REITs) (0.3%)
Summit Hotel Properties	79,900	1,131

Reinsurance (0.2%)
Maiden Holdings	105,992	922

Research & Consulting Services (0.3%)
Navigant Consulting*	58,500	1,273

Residential REIT’s (0.4%)
Preferred Apartment Communities, Cl A	99,100	1,677

Retail (2.8%)
Big 5 Sporting Goods	38,000	245
Bloomin’ Brands	100,700	1,947
Brinker International	26,100	1,231
Container Store Group*	230,152	1,526

LSV Small Cap Value Fund

	Shares	Value (000)
Retail (continued)
Del Frisco’s Restaurant Group*	71,500	$611
Dick’s Sporting Goods	49,700	1,697
Dillard’s, Cl A	15,362	1,233
Ingles Markets, Cl A	16,700	497
Office Depot	389,100	977
Sally Beauty Holdings*	82,700	1,364

		11,328

Retail REIT’s (1.1%)
CBL & Associates Properties	43,800	239
DDR	98,050	1,343
Getty Realty	32,200	922
Retail Value*	9,805	324
Washington Prime Group	225,600	1,812

		4,640

Semi-Conductors/Instruments (6.1%)
Advanced Energy
Industries*	20,339	1,246
Amkor Technology*	239,200	2,076
Benchmark Electronics	26,100	632
Cirrus Logic*	35,428	1,533
Cohu	66,700	1,680
Fabrinet*	30,012	1,174
KEMET*	91,400	2,375
Kimball Electronics*	89,200	1,815
Kulicke & Soffa Industries	67,700	1,785
Methode Electronics	35,300	1,386
Sanmina*	65,900	1,918
TTM Technologies*	95,700	1,661
Vishay Intertechnology	70,500	1,762
Vishay Precision Group*	25,700	1,025
Xcerra*	110,600	1,575
ZAGG*	58,400	870

		24,513

Specialized Consumer Services (0.2%)
Carriage Services, Cl A	29,338	733

Specialized REIT’s (3.6%)
ARMOUR Residential	99,325	2,361
Ashford Hospitality Trust	234,933	1,856
Chatham Lodging Trust	69,743	1,502
CorEnergy Infrastructure Trust	42,600	1,620
Hersha Hospitality Trust, Cl A	104,600	2,258
Hospitality Properties Trust	75,000	2,120
InfraREIT	33,626	705
Jernigan Capital	58,850	1,071
Uniti Group	54,302	960

		14,453

Schedule of Investments July 31, 2018 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Steel & Steel Works (0.5%)
Kaiser Aluminum	4,500	$502
Schnitzer Steel Industries, Cl A	44,900	1,480

		1,982

Technology Distributors (1.1%)
ScanSource*	32,300	1,332
SYNNEX	2,300	222
Tech Data*	35,200	2,936

		4,490

Telephones & Telecommunications (1.0%)
Ciena*	101,000	2,566
NETGEAR*	19,700	1,297

		3,863

Textiles (0.0%)
Unifi*	2,640	80

Thrifts & Mortgage Finance (0.5%)
Radian Group	98,200	1,881

Trucking (0.5%)
Ryder System	26,000	2,036

TOTAL COMMON STOCK (Cost $351,140)		395,562

	Face Amount (000)

Repurchase Agreement (2.1%)
Morgan Stanley 1.700%, dated 07/31/18, to be repurchased on 08/01/18, repurchased price $8,410 (collateralized by various U.S. Treasury Notes, par values ranging from $0 - $7,576, 1.875% - 2.625%, 09/30/22 – 03/31/25; with a total market value of $8,578)	$8,410	8,410

TOTAL REPURCHASE AGREEMENT (Cost $8,410)		8,410

Total Investments – 99.9% (Cost $359,550)		$403,972

Percentages are based on Net Assets of $404,211 (000).

*	Non-income producing security.

Cl — Class
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$395,562	$—	$—	$395,562
Repurchase Agreement	—	8,410	—	8,410

Total Investments in Securities	$395,562	$8,410	$—	$403,972

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-004-1100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018